Note 17 - Trade and Other Receivables - Trade and Other Receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Trade receivables	$ 5,333	$ 5,248
Accrued income	120	13,183
Prepayments	391	563
Other receivables	2,059	722
Related party receivable		128
Total	7,903	19,844
Loan due from associate		549
Other receivables		618
Total		$ 1,167	$ 7,875